PENSION PLANS (Details 1) - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [line items]
Plan assets	$ 7,919	$ 6,612	$ 6,945	$ 6,495
Commitments for defined-benefit plans
For active personnel	(6,998)	(4,975)
Incurred by inactive personnel
Minus:
Unrealized actuarial (gain) losses
Balances at year end	$ 921	$ 1,637	$ 1,875